ORACO RESOURCES, INC. - CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash	$ 117
Prepaid expenses		1,500
Due from related party	13,500
Total current assets	13,617	1,500
Other assets:
Trademark, net	5,541
Total other assets	5,541
Total assets	19,158	1,500
Current liabilities:
Accounts payable	13,978
Line of credit - related party	6,799	635
Total current liabilities	20,777	635
Total liabilities	20,777	635
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,345,500 and 15,001,500 shares issued and outstanding as of June 30, 2011 and December 31, 2010, respectively	23,346	15,002
Additional paid-in capital
Common stock payable	100,700
Deficit accumulated during development stage	(125,665)	(14,137)
Total stockholders' deficit	(1,619)	865
Total liabilities and stockholders' deficit	$ 19,158	$ 1,500